Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 19, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 08, 2022
Subsequent Event [Line Items]
Proceeds from convertible debt		$ 0	$ 8,000
Subsequent Event [Member] | PIPE [Member]
Subsequent Event [Line Items]
Common stock, Value, Subscriptions				$ 66,800
Subsequent Event [Member] | Convertible Debt [Member] | Bayer HealthCare LLC [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt	$ 5,200
Debt Instrument Interest Rate Stated Percentage	3.00%
Debt instrument, term	2 years
Debt instrument conversion price per share	$ 10